Putnam International Value Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam International Value Fund	Class A		Class B		Class C		Class M		Class R		Class R6	Class Y
Management fees	0.65%		0.65%		0.65%		0.65%		0.65%		0.65%	0.65%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses	0.42%	[1]	0.42%	[1]	0.42%	[1]	0.42%	[1]	0.42%	[1]	0.21%	0.42%	[1]
Total annual fund operating expenses	1.32%		2.07%		2.07%		1.82%		1.57%		0.86%	1.07%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam International Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	702	969	1,257	2,074
Class B	710	949	1,314	2,208
Class C	310	649	1,114	2,400
Class M	528	902	1,301	2,412
Class R	160	496	855	1,867
Class R6	88	274	477	1,061
Class Y	109	340	590	1,306

Expense Example, No Redemption - Putnam International Value Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	210	649	1,114	2,208
Class C	210	649	1,114	2,400